Pioneer Corporate
High Yield Fund
Schedule of Investments  |  November 30, 2024

A: RCRAX	C: RCRCX	Y: RCRYX

Schedule of Investments  |  11/30/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 98.8%
	Common Stock — 0.0%† of Net Assets
	Pharmaceuticals — 0.0%†
950(a)	Endo, Inc.	$ 21,660
	Total Pharmaceuticals	$21,660

	Total Common Stock (Cost $27,075)	$21,660

Principal Amount USD ($)
	Corporate Bonds — 92.9% of Net Assets
	Advertising — 2.9%
275,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 243,392
215,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	199,504
100,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29 (144A)	94,308
194,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	187,044
301,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	298,424
	Total Advertising	$1,022,672

	Aerospace & Defense — 0.3%
110,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	$ 118,300
	Total Aerospace & Defense	$118,300

	Airlines — 0.6%
57,400	American Airlines Pass-Through Trust, 3.95%, 7/11/30	$ 53,374
145,000	Grupo Aeromexico S.A.B de CV, 8.625%, 11/15/31 (144A)	144,548
	Total Airlines	$197,922

	Apparel — 0.2%
75,000	Champ Acquisition Corp., 8.375%, 12/1/31 (144A)	$ 77,583
	Total Apparel	$77,583

	Auto Manufacturers — 1.4%
429,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	$ 378,812
115,000	JB Poindexter & Co., Inc., 8.75%, 12/15/31 (144A)	122,059
	Total Auto Manufacturers	$500,871

1Pioneer Corporate High Yield Fund | 11/30/24

Principal Amount USD ($)		Value
	Banks — 0.3%
55,000(b)	Citizens Financial Group, Inc., 6.645% (SOFR + 233 bps), 4/25/35	$ 59,570
45,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	49,964
	Total Banks	$109,534

	Building Materials — 2.4%
168,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (144A)	$ 178,833
260,000	Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	236,843
98,000	Camelot Return Merger Sub, Inc., 8.75%, 8/1/28 (144A)	96,572
157,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	132,280
75,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	76,348
118,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30 (144A)	113,264
	Total Building Materials	$834,140

	Chemicals — 5.1%
165,000	Celanese US Holdings LLC, 6.95%, 11/15/33	$ 176,483
90,000	Mativ Holdings, Inc., 8.00%, 10/1/29 (144A)	90,743
90,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	89,808
195,000	NOVA Chemicals Corp., 4.25%, 5/15/29 (144A)	180,689
65,000	NOVA Chemicals Corp., 7.00%, 12/1/31 (144A)	66,426
290,000	Olympus Water US Holding Corp., 9.75%, 11/15/28 (144A)	308,286
400,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	396,119
EUR100,000	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 7/15/28 (144A)	113,574
371,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	341,757
	Total Chemicals	$1,763,885

	Coal — 0.5%
167,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.625%, 6/15/29 (144A)	$ 176,222
	Total Coal	$176,222

	Commercial Services — 8.3%
50,000	Allied Universal Holdco LLC, 7.875%, 2/15/31 (144A)	$ 51,200
275,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	277,448
170,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30 (144A)	176,833
Pioneer Corporate High Yield Fund | 11/30/242

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Services — (continued)
200,000	Belron UK Finance Plc, 5.75%, 10/15/29 (144A)	$ 200,250
232,000	Brink's Co., 4.625%, 10/15/27 (144A)	226,010
10,000	Brink's Co., 6.50%, 6/15/29 (144A)	10,196
250,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	251,434
55,000(c)	Deluxe Corp., 8.125%, 9/15/29 (144A)	55,729
120,000	EquipmentShare.com, Inc., 8.00%, 3/15/33 (144A)	122,858
75,000	EquipmentShare.com, Inc., 8.625%, 5/15/32 (144A)	78,582
218,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	212,312
243,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	230,673
190,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	180,735
420,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	419,604
325,000	Sotheby's, 7.375%, 10/15/27 (144A)	321,374
70,000	Williams Scotsman, Inc., 6.625%, 6/15/29 (144A)	71,202
	Total Commercial Services	$2,886,440

	Computers — 1.8%
350,000	KBR, Inc., 4.75%, 9/30/28 (144A)	$ 335,125
303,000	NCR Voyix Corp., 5.00%, 10/1/28 (144A)	292,947
	Total Computers	$628,072

	Distribution/Wholesale — 0.5%
160,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 167,040
	Total Distribution/Wholesale	$167,040

	Diversified Financial Services — 5.9%
160,000(b)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	$ 162,129
115,000	Focus Financial Partners LLC, 6.75%, 9/15/31 (144A)	116,075
120,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	124,393
165,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	170,985
250,000	GGAM Finance, Ltd., 8.00%, 6/15/28 (144A)	264,141
310,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	318,206
70,000	OneMain Finance Corp., 7.875%, 3/15/30	73,933
180,000	OneMain Finance Corp., 9.00%, 1/15/29	191,574
230,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29 (144A)	239,366
201,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	194,472
223,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	221,396
	Total Diversified Financial Services	$2,076,670

3Pioneer Corporate High Yield Fund | 11/30/24

Principal Amount USD ($)		Value
	Electric — 3.7%
50,000	Alpha Generation LLC, 6.75%, 10/15/32 (144A)	$ 50,657
222,000	Calpine Corp., 4.625%, 2/1/29 (144A)	211,664
215,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	190,440
85,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	73,829
153,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	141,051
115,000	Lightning Power LLC, 7.25%, 8/15/32 (144A)	119,879
140,000	Talen Energy Supply LLC, 8.625%, 6/1/30 (144A)	150,677
35,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	33,397
41,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	45,116
275,000	Vistra Operations Co. LLC, 7.75%, 10/15/31 (144A)	292,077
	Total Electric	$1,308,787

	Electrical Components & Equipments — 0.7%
253,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)	$ 244,923
	Total Electrical Components & Equipments	$244,923

	Environmental Control — 0.7%
270,000	GFL Environmental, Inc., 4.375%, 8/15/29 (144A)	$ 256,012
	Total Environmental Control	$256,012

	Food — 0.5%
50,000(d)	Chobani Holdco II LLC, 8.75% (9.50% PIK or 8.75% Cash), 10/1/29 (144A)	$ 52,814
35,000	Fiesta Purchaser, Inc., 7.875%, 3/1/31 (144A)	36,711
95,000	Fiesta Purchaser, Inc., 9.625%, 9/15/32 (144A)	100,208
	Total Food	$189,733

	Forest Products & Paper — 0.8%
334,000	Mercer International, Inc., 5.125%, 2/1/29	$ 292,157
	Total Forest Products & Paper	$292,157

	Healthcare-Products — 0.6%
195,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	$ 198,178
	Total Healthcare-Products	$198,178

	Healthcare-Services — 2.7%
229,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	$ 206,154
325,000	Prime Healthcare Services, Inc., 9.375%, 9/1/29 (144A)	330,100
374,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	388,200
	Total Healthcare-Services	$924,454

Pioneer Corporate High Yield Fund | 11/30/244

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Home Builders — 0.9%
157,000	KB Home, 4.00%, 6/15/31	$ 142,432
205,000	M/I Homes, Inc., 3.95%, 2/15/30	187,565
	Total Home Builders	$329,997

	Home Furnishings — 0.5%
200,000	Tempur Sealy International, Inc., 4.00%, 4/15/29 (144A)	$ 185,959
	Total Home Furnishings	$185,959

	Household Products/Wares — 0.5%
208,000	Spectrum Brands, Inc., 3.875%, 3/15/31 (144A)	$ 179,227
	Total Household Products/Wares	$179,227

	Internet — 0.9%
305,000	Acuris Finance US, Inc./Acuris Finance Sarl, 9.00%, 8/1/29 (144A)	$ 297,223
	Total Internet	$297,223

	Iron & Steel — 1.9%
134,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 134,681
70,000	Cleveland-Cliffs, Inc., 7.375%, 5/1/33 (144A)	71,306
194,000	Commercial Metals Co., 3.875%, 2/15/31	174,995
275,000	TMS International Corp., 6.25%, 4/15/29 (144A)	269,487
	Total Iron & Steel	$650,469

	Leisure Time — 2.6%
240,000	Carnival Corp., 6.00%, 5/1/29 (144A)	$ 240,839
55,000	Carnival Holdings Bermuda, Ltd., 10.375%, 5/1/28 (144A)	59,033
290,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	289,984
75,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	75,913
120,000	Royal Caribbean Cruises, Ltd., 5.50%, 4/1/28 (144A)	120,025
110,000	Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33 (144A)	111,383
	Total Leisure Time	$897,177

	Lodging — 3.3%
35,000	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 35,751
200,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	205,411
180,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29 (144A)	171,040
185,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/32 (144A)	187,211
200,000	Melco Resorts Finance, Ltd., 7.625%, 4/17/32 (144A)	201,899
5Pioneer Corporate High Yield Fund | 11/30/24

Principal Amount USD ($)		Value
	Lodging — (continued)
155,000	MGM Resorts International, 6.50%, 4/15/32	$ 156,545
202,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	204,388
	Total Lodging	$1,162,245

	Media — 5.5%
355,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 307,910
121,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	112,434
360,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32 (144A)	323,950
55,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	57,077
200,000	CSC Holdings LLC, 4.50%, 11/15/31 (144A)	150,109
243,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	211,687
155,000	Gray Television, Inc., 10.50%, 7/15/29 (144A)	157,742
362,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	365,459
250,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	223,410
	Total Media	$1,909,778

	Mining — 3.7%
291,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 278,534
250,000	Constellium SE, 3.75%, 4/15/29 (144A)	229,118
325,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	334,333
180,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	175,646
272,000	Taseko Mines, Ltd., 8.25%, 5/1/30 (144A)	281,241
	Total Mining	$1,298,872

	Miscellaneous Manufacturing — 1.0%
320,000	Trinity Industries, Inc., 7.75%, 7/15/28 (144A)	$ 334,008
	Total Miscellaneous Manufacturing	$334,008

	Oil & Gas — 6.1%
238,000	Baytex Energy Corp., 7.375%, 3/15/32 (144A)	$ 237,128
190,291	Borr IHC, Ltd./Borr Finance LLC, 10.375%, 11/15/30 (144A)	189,921
90,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	86,744
179,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	169,938
45,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	44,048
200,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	193,201
100,000	Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29 (144A)	99,298
Pioneer Corporate High Yield Fund | 11/30/246

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
115,000	Noble Finance II LLC, 8.00%, 4/15/30 (144A)	$ 117,768
260,754	Shelf Drilling Holdings, Ltd., 9.625%, 4/15/29 (144A)	222,985
97,750	Transocean, Inc., 8.75%, 2/15/30 (144A)	101,830
40,000	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	41,169
110,000	Transocean, Inc., 6.80%, 3/15/38	92,058
70,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	70,642
70,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	70,988
260,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	234,950
173,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	169,086
	Total Oil & Gas	$2,141,754

	Oil & Gas Services — 1.0%
193,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 201,454
135,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29 (144A)	138,308
	Total Oil & Gas Services	$339,762

	Packaging & Containers — 4.4%
235,000	Cascades, Inc./Cascades USA, Inc., 5.375%, 1/15/28 (144A)	$ 231,098
344,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	322,677
125,000	Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	130,445
189,000	OI European Group BV, 4.75%, 2/15/30 (144A)	172,438
225,000	Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31 (144A)	224,156
195,000	Sealed Air Corp., 5.00%, 4/15/29 (144A)	188,845
20,000	Sealed Air Corp., 6.50%, 7/15/32 (144A)	20,362
95,000	Sealed Air Corp./Sealed Air Corp. US, 7.25%, 2/15/31 (144A)	98,882
164,000	TriMas Corp., 4.125%, 4/15/29 (144A)	152,746
	Total Packaging & Containers	$1,541,649

	Pharmaceuticals — 3.2%
395,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 365,166
200,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.125%, 4/30/31 (144A)	183,080
350,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	339,064
7Pioneer Corporate High Yield Fund | 11/30/24

Principal Amount USD ($)		Value
	Pharmaceuticals — (continued)
185,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	$ —
200,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/29	216,450
	Total Pharmaceuticals	$1,103,760

	Pipelines — 5.7%
202,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (144A)	$ 194,720
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33 (144A)	264,447
164,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	164,866
110,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29 (144A)	114,690
172,000(b)(e)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	175,556
240,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	241,892
369,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	377,490
55,000(b)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	57,562
130,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	136,030
185,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	194,989
70,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	78,197
	Total Pipelines	$2,000,439

	Real Estate — 0.7%
270,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 244,910
	Total Real Estate	$244,910

	REITs — 1.5%
300,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	$ 195,786
40,000	Starwood Property Trust, Inc., 7.25%, 4/1/29 (144A)	41,188
278,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	295,346
	Total REITs	$532,320

	Retail — 5.0%
220,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	$ 211,425
190,000	Brinker International, Inc., 8.25%, 7/15/30 (144A)	202,023
120,000	Cougar JV Subsidiary LLC, 8.00%, 5/15/32 (144A)	125,895
90,000	Gap, Inc., 3.625%, 10/1/29 (144A)	81,780
Pioneer Corporate High Yield Fund | 11/30/248

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Retail — (continued)
165,000	Gap, Inc., 3.875%, 10/1/31 (144A)	$ 145,095
278,000	Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	269,270
435,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	410,621
25,000	LCM Investments Holdings II LLC, 8.25%, 8/1/31 (144A)	26,139
295,000	Macy's Retail Holdings LLC, 6.125%, 3/15/32 (144A)	281,873
	Total Retail	$1,754,121

	Telecommunications — 2.3%
200,000	Connect Finco SARL/Connect US Finco LLC, 9.00%, 9/15/29 (144A)	$ 184,575
244,000	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	267,790
330,000	Windstream Services LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	332,589
	Total Telecommunications	$784,954

	Transportation — 2.3%
355,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 335,219
219,000	Danaos Corp., 8.50%, 3/1/28 (144A)	223,825
253,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	238,905
	Total Transportation	$797,949

	Total Corporate Bonds (Cost $32,526,415)	$32,460,168

Shares
	Right/Warrant — 0.0%† of Net Assets
	Trading Companies & Distributors — 0.0%†
GBP7,525(a)	Avation Plc, 1/1/59	$ 5,267
	Total Trading Companies & Distributors	$5,267

	Total Right/Warrant (Cost $—)	$5,267

Face Amount USD ($)
Insurance-Linked Securities — 0.0%† of Net Assets#
Reinsurance Sidecars — 0.0%†
Multiperil – U.S. — 0.0%†
1,500,000(a)(f)+	Harambee Re 2018, 12/31/24	$ 750
9Pioneer Corporate High Yield Fund | 11/30/24

Face Amount USD ($)		Value
	Multiperil – Worldwide — 0.0%†
250,000(a)(f)+	Viribus Re 2018, 12/31/24	$ —
106,153(f)+	Viribus Re 2019, 12/31/24	—
		$—

	Total Reinsurance Sidecars	$750

	Total Insurance-Linked Securities (Cost $30,204)	$750

Shares
	SHORT TERM INVESTMENTS — 5.9% of Net Assets
	Open-End Fund — 5.9%
2,050,393(g)	Dreyfus Government Cash Management, Institutional Shares, 4.52%	$ 2,050,393
		$2,050,393

	TOTAL SHORT TERM INVESTMENTS (Cost $2,050,393)	$2,050,393

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.8% (Cost $34,634,087)	$34,538,238
	OTHER ASSETS AND LIABILITIES — 1.2%	$411,818
	net assets — 100.0%	$34,950,056

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At November 30, 2024, the value of these securities amounted to $29,077,751, or 83.2% of net assets.
(a)	Non-income producing security.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at November 30, 2024.
(c)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(d)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(e)	Security is perpetual in nature and has no stated maturity date.
Pioneer Corporate High Yield Fund | 11/30/2410

Schedule of Investments  |  11/30/24
(unaudited) (continued)
(f)	Issued as preference shares.
(g)	Rate periodically changes. Rate disclosed is the 7-day yield at November 30, 2024.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Harambee Re 2018	12/19/2017	$26,057	$750
Viribus Re 2018	12/22/2017	4,147	—
Viribus Re 2019	3/25/2019	—	—
Total Restricted Securities			$750
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation
USD	119,080	EUR	110,000	State Street Bank & Trust Co.	1/23/25	$2,549
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$2,549
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
340,000	Markit CDX North America High Yield Index Series 43	Pay	5.00%	12/20/29	$(24,121)	$(8,517)	$(32,638)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(24,121)	$(8,517)	$(32,638)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR	— Euro
GBP	— Great British Pound
USD	— United States Dollar
11Pioneer Corporate High Yield Fund | 11/30/24

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stock	$21,660	$—	$—	$21,660
Corporate Bonds
Pharmaceuticals	—	1,103,760	—*	1,103,760
All Other Corporate Bonds	—	31,356,408	—	31,356,408
Right/Warrant	5,267	—	—	5,267
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil – U.S.	—	—	750	750
Multiperil – Worldwide	—	—	—*	—*
Open-End Fund	2,050,393	—	—	2,050,393
Total Investments in Securities	$2,077,320	$32,460,168	$750	$34,538,238
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$2,549	$—	$2,549
Centrally cleared swap contracts^	—	(8,517)	—	(8,517)
Total Other Financial Instruments	$—	$(5,968)	$—	$(5,968)
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the period ended November 30, 2024, there were no transfers in or out of Level 3.
Pioneer Corporate High Yield Fund | 11/30/2412